ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
ACCOUNTS AND OTHER RECEIVABLES

Category	December 31, 2018	December 31, 2017
Current
GST and HST receivables	$71	$348
Quebec mining tax receivables	61	61
Other receivables	17	26
Total current accounts and other receivables	$149	$435

Non-current
Mexican VAT receivable	90	77

Total accounts and other receivables	$239	$512